Document and Entity Information	0 Months Ended
Aug. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2012
Registrant Name	DREYFUS MUNICIPAL FUNDS INC
Central Index Key	0000878092
Amendment Flag	false
Document Creation Date	Jun. 26, 2013
Document Effective Date	Jul. 01, 2013
Prospectus Date	Jul. 01, 2013
Dreyfus AMT-Free Municipal Bond Fund | Class A
Risk/Return:
Trading Symbol	DMUAX
Dreyfus AMT-Free Municipal Bond Fund | Class C
Risk/Return:
Trading Symbol	DMUCX
Dreyfus AMT-Free Municipal Bond Fund | Class Z
Risk/Return:
Trading Symbol	DRMBX
Dreyfus AMT-Free Municipal Bond Fund | Class I
Risk/Return:
Trading Symbol	DMBIX
Dreyfus AMT-Free Municipal Bond Fund | Class Y
Risk/Return:
Trading Symbol	DMUYX
Dreyfus High Yield Municipal Bond Fund | Class Z
Risk/Return:
Trading Symbol	DHMBX
Dreyfus High Yield Municipal Bond Fund | Class A
Risk/Return:
Trading Symbol	DHYAX
Dreyfus High Yield Municipal Bond Fund | Class C
Risk/Return:
Trading Symbol	DHYCX
Dreyfus High Yield Municipal Bond Fund | Class I
Risk/Return:
Trading Symbol	DYBIX
Dreyfus High Yield Municipal Bond Fund | Class Y
Risk/Return:
Trading Symbol	DHYYX